CASH AND BANK BALANCES - Cash and bank balances are denominated in currencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of CASH AND BANK BALANCES [Line Items]
Cash and cash equivalents	¥ 27,880	¥ 12,344	¥ 8,212	¥ 9,016
Renminbi
Disclosure Of CASH AND BANK BALANCES [Line Items]
Cash and cash equivalents	4,594	1,067
Hong Kong dollars
Disclosure Of CASH AND BANK BALANCES [Line Items]
Cash and cash equivalents	74	77
US dollars
Disclosure Of CASH AND BANK BALANCES [Line Items]
Cash and cash equivalents	¥ 23,212	¥ 11,200